UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds, Inc.

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds, Inc.

                              43 Highlander Drive

                               Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2013

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2013

Mutual Funds (98.86%)	Shares	Value

Pimco Small Cap Stock Plus TR I	47,422	$ 428,224
Fidelity Small Cap Discovery	14,454	402,822
Homestead Small Company Stock	12,398	374,671
SouthernSun Small Cap Inv	14,434	367,623
T Rowe Price Small Cap Stock	9,135	349,794
Cambiar Small Cap Inv	16,935	349,707
Huber Capital Small Cap Value Inv	20,458	307,692
Walthausen Small Cap Value	14,376	300,891
Janus Triton	14,844	293,309
TFS Small Cap	20,933	279,039
AlianceBernstein Small Cap Growth	6,203	270,534
Royce Dividend Value Inv	33,875	269,984
T. Rowe Price New Horizons	7,098	267,036
Allianz NFJ Small Cap Value I	7,471	251,388
Adirondack Small Cap	12,838	230,564
Marshall Small Cap Growth Y	11,023	227,852
Berwyn	6,479	227,405

Total Mutual Funds		5,198,535

Short-Term Securities (1.13%)

Fidelity Institutional Money Market		59,246

Total Short-Term Securities		59,246

Total Investments in Securities		5,257,781

Other Assets (0.01%)		473

Net Assets (100%)		$ 5,258,254

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Schedule of Investments

March 31, 2013

Mutual Funds (97.86%)	Shares	Value

Pimco Fundamental Index Plus Trust I	82,903	$ 544,672
Wells Fargo Advantage Growth Adm	11,947	534,279
Weitz Partners III Oportunity I	35,674	511,560
Brown Advisory Growth Equity I	29,922	480,253
Sterling Capital Equity Income I	26,776	470,187
ING Corporate Leaders Trust B	15,919	443,342
Yacktman	19,206	411,190
LKCM Equity	19,733	385,383
Columbia Dividend Opportunity Z	38,599	371,704
Gabelli Assett - AAA	6,346	367,394
Fairholme	10,691	364,362
Royce Special Equity Multi-Cap Service	28,285	364,317
Aston/Fairpointe Mid Cap N	9,347	358,566
T Rowe Price Media & Telecommunications	6,031	345,282
Scout Mid Cap	22,345	343,216
Fidelity Select Consumer Staples	3,661	328,215
Primecap Odyssey Aggressive Growth	13,998	316,069
Ridgeworth Mid Cap Value Equity I	23,511	307,053
Artisan Mid Cap Value Inv	12,251	296,233
Ivy Mid Cap Growth I	13,400	283,678
BBH Core Select	14,205	272,727

Total Mutual Funds		8,099,682

Short-Term Securities (1.27%)

Fidelity Institutional Money Market		104,778

Total Short-Term Securities		104,778

Total Investments in Securities		8,204,460

Other Assets (0.87%)		71,980

Net Assets (100%)		$ 8,276,440

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Schedule of Investments

March 31, 2013

Mutual Funds (99.12%)	Shares	Value

Oppenheimer Developing Markets Y	9,178	$ 320,677
Virtus Emerging Market Opportunities I	30,190	316,093
Oakmark International I	13,707	302,229
Prudential Global Real Estate Z	12,904	295,897
T. Rowe Price Health Sciences	6,053	287,222
Wasatch Emerging Markets Small Cap	96,627	284,083
Lazard Emerging Markets Equity I	14,055	271,540
Harbor International I	4,167	264,291
Oppenheimer International Growth Y	7,908	257,572
MFS International Value I	8,075	245,943
Allianz NFJ International Value I	10,902	241,908
Westcore International Small Cap	12,763	239,311
Permanent Portfolio	4,841	236,750
First Eagle Global I	4,415	226,374
TFS Market Neutral	14,001	225,412
Janus Overseas T	4,444	149,100
Fidelity Canada	2,590	141,732
Wasatch Frontier Emerging Small Countries	44,248	126,549
Vanguard Energy Index Adm	2,202	124,615
Vanguard Materials index	2,669	120,550
Markfield	6,826	113,720
Nuveen Global Infrastructure I	10,593	108,581
T. Rowe Price Global Technology	9,407	99,153
Tocqueville Gold	1,511	79,619

Total Mutual Funds		5,078,921

Short-Term Securities (0.04%)

Fidelity Institutional Money Market		2,092

Total Short-term Securities		2,092

Total Investments in Securities		5,124,033

Other Assets (0.84%)		43,020

Net Assets (100%)		$ 5,124,033

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Schedule of Investments

March 31, 2013

Mutual Funds (88.87%)	Shares	Value

Credit Suisse Floating Rate High Income I	24,165	$ 168,429
Virtus Multi-Sector Short Term Bond I	32,438	160,894
Pimco Income Fund I	12,386	155,321
Vanguard High Yield Corporate - Inv	25,216	154,574
Franklin Templeton Global Total Return	10,826	149,074
Fidelity New Markets Income	8,196	140,804
TCW Emerging Markets Income I	14,484	133,402
Loomis Sayles Bond I	8,697	132,980
Pimco Foreign Bond (Unhedged) I	12,739	132,615
Pimco Investment Grade Corporate Bond I	11,165	124,379
Ivy High Income I	14,022	122,270
Scout Core Plus Bond I	3,584	116,831
Forward Long/Short Credit Analysis M	13,074	116,755
Loomis Sayles Limited Term Government and Agency Y	9,613	115,071
Lord Abbett Short Duration Income F	24,284	112,679
Pimco Real Estate Real Return Strategy I	21,628	112,468
Vanguard High Dividend Yield Index Inv	4,861	105,584
Berwyn Income	7,804	104,889
Touchstone Strategic Income	9,362	102,696
Doubleline Total Return Bond I	8,929	101,250
Thornburg Limited Term Income A	7,289	100,219
Allianz AGIC Convertible D	1,933	59,861

Total Mutual Funds		2,723,045

Short-Term Securities (9.85%)

Fidelity Institutional Money Market		301,798

Total Short-term Securities		301,798

Total Investments in Securities		3,024,843

Other Assets (1.28%)		39,223

Net Assets (100%)		$ 3,064,066

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2013:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 5,257,781	$ 8,204,460	$ 5,124,033	$ 3,064,066
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 5,257,781	$ 8,204,460	$ 5,124,033	$ 3,064,066

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the

Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: June 25, 2013